Financial Investment Measured at Amortized Cost - Additional Information (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure Of Financial Investment Measured At Amortized Cost [Line Items]
Financial investment principal amount	$ 29,849,000
Commercial Paper
Disclosure Of Financial Investment Measured At Amortized Cost [Line Items]
Financial investment principal amount	$ 30,000,000
Discounted bid yield percentage per annum	0.50%
Financial investment maturity period	1 year
Financial investment maturity date	Jun. 01, 2022